Critical accounting estimates and judgements	6 Months Ended
Jun. 30, 2021
Critical accounting estimates and judgements

2.    Critical accounting estimates and judgements

The preparation of condensed interim consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgments, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s condensed interim consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgments in order to ensure that the condensed interim consolidated financial statements are presented fairly and in accordance with IFRS applicable to interim financial statements. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical accounting estimates and assumptions, as well as critical judgments used in applying accounting policies in the preparation of the Company’s condensed interim consolidated financial statements, were the same as those applied to the Company’s annual consolidated financial statements as of December 31, 2020 and 2019 and for the years then ended except for the following:

Intangible assets

Separately acquired intangible assets are recognized at the price paid in cash, less amortization and impairments. All intangible assets are tested for impairment when there are indications that the carrying value may not be recoverable, or, at a minimum, annually. The recoverable amount is determined as the higher of value in use or fair value less costs to sell using a discounted cash flow calculation, where the products’ expected cash flows are risk-adjusted over their estimated remaining useful economic life. Any impairment losses are recognized immediately in the consolidated statements of comprehensive (loss) income. Intangible assets relating to products which fail during development (or for which development ceases for other reasons) are also tested for impairment and are written down to their recoverable amount (which is usually nil). If, subsequent to an impairment loss being recognized, development restarts or other facts and circumstances change indicating that the impairment is less or no longer exists, the value of the asset is re-estimated and its carrying value is increased to the recoverable amount, but not exceeding the original value, by recognizing an impairment reversal in the consolidated statements of comprehensive (loss) income. Amortization of such intangible assets begins once such assets are ready for their intended use.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2021 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)

Contingent payments

The Company accounts for contingent variable payments for separately acquired intangible assets with the cost accumulation approach. Contingent consideration is not considered on initial recognition of the asset but is added to the cost of the asset initially recorded, when incurred.

Measurement uncertainty:

The significant spread of COVID-19 within the U.S., Canada, Germany and elsewhere has resulted in a widespread health crisis and has had adverse effects on local, national and global economies generally, the markets the Company serves, its operations and the market price of its common shares.

Uncertain factors, including the duration of the outbreak, the severity of the disease and the actions to contain or treat its impact, could cause interruptions in the Company’s operations and supply chain, which could impact the Company’s ability to accurately measure the net realizable value of inventory and fair value of trade and other receivables.